Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Accounts receivable, allowance for doubtful accounts	$ 150,000	$ 150,000
Inventories, allowance for excess and obsolete inventory	$ 4,965,000	$ 2,939,289
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Common stock, shares issued (in shares)	10,806,803	10,726,653
Common stock, shares outstanding (in shares)	10,306,145	10,225,995
Treasury stock, shares (in shares)	500,658	500,658